Leases - Lease Obligations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 2,109
Additions	668
Disposals	(236)
Interest accretion	41
Lease repayments	(474)
Effects of foreign exchange	198
Balance – End of period	2,306
Current	1,807	$ 1,470
Non-current	499	639
Lease liabilities	$ 2,306	$ 2,109